UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment  (      ) ;  Amendment Number: ______________
This Amendment  (Check only one.) :  (      )   is a restatement.
                                     (      )   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Commonfund Asset Management Company, Inc.
Address:        15 Old Danbury Road
                P. O. Box 812
                Wilton, CT  06897-0812

Form 13F File Number: 28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Strauss
Title:  Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:  203-563-5127

Signature, Place, and Date of Signing:

/s/ Michael Strauss               Wilton, CT             8/9/05
___________________               __________             _______
(Signature)                      (City, State)           (Date)

Report Type (Check only one.):

(      ) 13F HOLDINGS REPORT.   (Check here if all holdings of this
         reporting manager are reported in this report.)

(      ) 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

(   X  ) 13F COMBINATION REPORT.   (Check here if a portion of the holdings for
         this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     33

Form 13F Information Table Entry Total:                 1

Form 13F Information Table Value Total:          $ 11,628
                                                 (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.              FORM 13F FILE NUMBER              NAME OF SUB-ADVISER
1                28-10046                          Adage Capital Management
2                28-6538                           AEW Capital Management, L.P.
3                28-2616                           Angelo, Gordon & Co., L.P.
4                28-05508                          Aronson Partners
5                28-5422                           Artisan Partners Limited Partnership
6                28-06044                          Clarion CRA Securities LP
7                28-03121                          David M. Knott
8                28-05268                          De Prince, Race & Zollo, Inc.
9                28-06035                          D.G. Capital Management, Inc.
10               28-02602                          Edgewood Management Company
11               28-10632                          GoldenTree Asset Management, LP
12               28-04981                          Goldman Sachs Asset Management
13               28-03377                          Grantham, Mayo, Van Otterloo & Co. LLC
14               28-2013                           Harris Associates, L.P.
15               28-10329                          Income Research & Management
16               28-10706                          IronBridge Capital Management
17               28-00074                          Jennison Associates
18               28-1944                           John A. Levin & Co.
19               none                              Lloyd George Management
20               28-06748                          Marsico Asset Management, LLC
21               28-04632                          Martingale Asset Management
22               28-10372                          Philadelphia International Advisors
23               28-00969                          Provident Investment Counsel, Inc.
24               28-03791                          Pzena Investment Management
25               28-10103                          RREEF America, LLC
26               28-2427                           Salomon Brothers Asset Management
27               28-1399                           Southeastern Asset Management, Inc.


28               28-01693                          Steinberg Priest & Sloane Capital Management, LLC
29               28-00620                          The Boston Company Asset Management, LLC
30               28-02927                          Water Street Capital Inc.
31               28-517                            Wellington Management Company, LLP
32               28-1700                           Western Asset Management Company
33               28-04871                          William Blair & Company, L.L.C.

                          FORM 13(F) INFORMATION TABLE

COLUMN 1         COLUMN 2         COLUMN 3       COLUMN 4             COLUMN 5          COLUMN 6    COLUMN 7     COLUMN 8

                                                 VALUE     SHARES OR   SHARES/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER   TITLE OF CLASS   CUSIP          (X$1000)  PRN AMT.    PRN      CALL  DISCRETION  MANAGERS   SOLE  SHARED  None

Tenaris SA       Sponsored ADR    88031M109      5,256      67,152     SH              Defined     No          x
Cia Siderurgica  Sponsored ADR    20440W105      2,175     134,690     SH              Defined     No          x
Enersis SA       Sponsored ADR    29274F904        183      17,500     SH              Defined     No          x
Posco            Sponsored ADR    693483109      1,240      28,210     SH              Defined     No          x
SK Telecom       Sponsored ADR    78440P108      2,774     136,000     SH              Defined     No          x